Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
September 30, 2023
OFR-NPRT3-1123
1.807742.119
Municipal Bonds - 85.1%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	545,000
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	355,000
6.375% 10/1/43 (b)	355,000	355,000
TOTAL GUAM		1,255,000
Ohio - 83.4%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,010,160
Series 2016:
5% 11/15/26	535,000	543,010
5.25% 11/15/32	1,000,000	1,026,181
5.25% 11/15/34	1,500,000	1,531,982
5.25% 11/15/41	10,545,000	10,324,227
5.25% 11/15/46	2,650,000	2,537,454
Series 2020, 3% 11/15/40	5,400,000	3,827,642
Akron Income Tax Rev. Series 2022:
4% 12/1/28	1,380,000	1,391,100
4% 12/1/29	1,500,000	1,509,355
4% 12/1/30	1,210,000	1,210,437
4% 12/1/31	1,105,000	1,103,706
4% 12/1/32	1,285,000	1,277,673
4% 12/1/33	1,300,000	1,286,829
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	4,748,056
5% 8/1/42	4,175,000	4,113,593
Series 2020 A:
4% 12/1/40	11,880,000	10,697,983
5% 12/1/35	750,000	784,742
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	1,500,000	1,044,258
4% 6/1/37	5,975,000	5,728,384
4% 6/1/38	1,000,000	943,973
4% 6/1/39	1,000,000	933,488
4% 6/1/48	5,750,000	4,856,901
5% 6/1/27	1,000,000	1,031,283
5% 6/1/35	2,000,000	2,102,660
5% 6/1/36	2,000,000	2,085,407
Series 2020 B2, 5% 6/1/55	1,400,000	1,205,973
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,250,219
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,037,947
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,724,301
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	2,940,779
Series 2019 B:
5% 1/1/24 (b)	1,200,000	1,200,722
5% 1/1/25 (b)	1,125,000	1,130,993
5% 1/1/26 (b)	710,000	716,915
5% 1/1/27 (b)	700,000	711,405
Cleveland Gen. Oblig. Series 2012, 5% 12/1/25	25,000	25,021
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/33	600,000	626,618
5% 10/1/36	700,000	724,470
5% 10/1/39	2,040,000	2,088,626
5% 10/1/43	5,000,000	5,084,325
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016, 5% 11/15/36	450,000	452,695
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	426,307
4% 12/1/34	370,000	370,528
4% 12/1/35	620,000	612,053
4% 12/1/36	1,400,000	1,330,682
4% 12/1/37	1,115,000	1,041,143
4% 12/1/38	650,000	599,632
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	382,862
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	819,871
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,033,828
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	851,310
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	970,163
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	939,501
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	914,095
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,151,519
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	1,925,349
5% 8/1/35	1,910,000	1,957,309
5% 8/1/36	2,065,000	2,096,335
5% 8/1/37	2,170,000	2,186,172
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	3,799,820
4% 1/1/37	3,755,000	3,649,694
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	339,020
5% 1/1/30	250,000	260,976
5% 1/1/31	525,000	548,587
5% 1/1/32	500,000	522,344
5% 1/1/33	400,000	418,360
5% 1/1/34	300,000	314,862
5% 1/1/35	500,000	525,103
5% 1/1/36	440,000	459,893
5% 1/1/37	400,000	414,164
5% 1/1/39	1,400,000	1,432,183
5% 1/1/40	1,620,000	1,654,088
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,746,366
5% 2/15/27	1,700,000	1,698,492
5% 2/15/28	2,385,000	2,387,840
5% 2/15/30	3,000,000	3,005,795
5% 2/15/31	1,500,000	1,502,771
5% 2/15/32	1,450,000	1,452,593
5% 2/15/42	3,635,000	3,428,894
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,160,194
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,158,417
5% 12/1/51	6,000,000	5,042,556
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014, 5% 12/1/26	3,045,000	3,079,608
Franklin County Hosp. Facilities Rev. Series 2016 C, 4% 11/1/40	3,000,000	2,713,873
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/27	3,825,000	3,825,301
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/31	1,350,000	1,348,273
Series 2023 A, 5.25% 1/1/38	1,755,000	1,693,429
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	1,275,000	1,156,869
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,146,061
Series 2020 A:
5% 5/1/45	1,250,000	1,271,456
5% 5/1/50	1,700,000	1,723,110
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	780,699
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,255,354
Series 2019, 5% 8/1/24	655,000	657,905
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,435,132
5% 8/1/49	1,750,000	1,701,470
Miami Univ. Series 2022 A:
5% 9/1/29	545,000	584,290
5% 9/1/30	500,000	541,309
5% 9/1/31	700,000	766,468
5% 9/1/32	735,000	801,057
5% 9/1/33	780,000	848,822
5% 9/1/34	1,000,000	1,086,099
Middleburg Heights Hosp. Rev.:
Series 2020 A:
4% 8/1/41	905,000	758,822
4% 8/1/47	3,000,000	2,363,272
Series 2021 A, 4% 8/1/41	3,000,000	2,515,922
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
3% 8/1/51	4,880,000	3,099,711
4% 8/1/37	1,125,000	1,035,730
4% 8/1/41	850,000	755,713
4% 8/1/51	2,000,000	1,643,072
5% 8/1/32	750,000	783,827
5% 8/1/36	1,225,000	1,262,561
5% 8/1/38	1,000,000	1,015,443
5% 8/1/39	1,100,000	1,112,815
Series 2021, 4% 8/1/46	1,230,000	1,030,610
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,690,478
5% 10/1/33	1,500,000	1,559,316
5% 10/1/35	1,450,000	1,498,670
5% 10/1/36	1,250,000	1,285,922
5% 10/1/37	1,430,000	1,463,703
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2019 B:
5% 12/1/37	835,000	863,506
5% 12/1/38	1,100,000	1,133,989
5% 12/1/39	775,000	796,861
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	366,271
4% 11/1/45	1,900,000	1,645,148
5% 11/1/30	300,000	324,330
5% 11/1/33	300,000	321,940
5% 11/1/35	300,000	319,409
5% 11/1/41	300,000	308,390
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,573,474
5% 7/1/39	2,640,000	2,706,172
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	375,725
4% 7/1/37	450,000	417,142
5% 7/1/28	400,000	412,026
5% 7/1/29	735,000	756,626
5% 7/1/30	300,000	309,277
5% 7/1/31	400,000	412,301
5% 7/1/33	650,000	670,292
5% 7/1/35	1,550,000	1,594,971
5% 7/1/42	1,400,000	1,409,572
(Oberlin College 2023 Proj.):
Series 2023 A, 5.25% 10/1/53	8,550,000	8,841,264
Series 2023 B:
5% 10/1/37	1,270,000	1,347,265
5% 10/1/38	1,330,000	1,401,401
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	960,081
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,515,194
5% 9/1/45	4,255,000	4,281,832
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	982,303
(Univ. of Dayton 2020 Proj.) Series 2020:
3% 2/1/37	1,335,000	1,081,478
4% 2/1/36	900,000	849,608
5% 2/1/34	1,000,000	1,056,069
5% 2/1/35	800,000	843,825
(Univ. of Dayton Proj.) Series 2018 B:
4% 12/1/33	1,155,000	1,112,947
5% 12/1/29	1,310,000	1,357,263
5% 12/1/31	1,130,000	1,166,656
5% 12/1/35	1,000,000	1,032,009
5% 12/1/36	1,000,000	1,026,071
(Xavier Univ. Proj.) Series 2015 C, 5% 5/1/29	855,000	867,036
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,587,205
Series 2019, 4% 10/1/49	3,270,000	2,616,034
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/30	2,500,000	2,681,797
5% 1/1/31	2,180,000	2,356,007
5% 1/1/32	1,580,000	1,718,912
5% 1/1/33	2,410,000	2,612,208
5% 1/1/34	2,425,000	2,623,526
5% 1/1/35	230,000	247,652
5% 1/1/36	540,000	576,220
5% 1/1/37	250,000	264,086
5% 1/1/38	855,000	890,648
5% 1/1/39	925,000	958,633
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	1,000,000	820,083
Series 2020:
3% 1/15/45	2,500,000	1,712,767
4% 11/15/37	1,025,000	883,901
4% 11/15/39	1,115,000	931,456
4% 11/15/40	1,110,000	914,700
4% 11/15/41	1,175,000	949,662
5% 11/15/33	1,270,000	1,273,114
5% 11/15/35	1,465,000	1,456,093
Series 2021 A, 3% 1/15/46	5,000,000	3,358,315
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	3,905,000	2,599,162
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	300,000	295,508
Series 2019 B, 4.5% 3/1/50	3,965,000	3,917,302
(Mtg.-Backed Secrities Prog.) Series 2023 A, 5.5% 3/1/53	4,000,000	4,108,142
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	419,292
5% 3/1/31	600,000	631,138
5% 9/1/31	640,000	675,061
Series 2021 C, 3.25% 3/1/51	7,220,000	6,832,311
Series 2022 B, 5% 3/1/52	2,880,000	2,890,417
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	1,936,571
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/31	2,000,000	2,072,406
5% 4/1/32	1,115,000	1,154,998
5% 4/1/33	1,850,000	1,916,364
5% 4/1/34	1,000,000	1,034,881
Series 2021 A:
5% 4/1/37	1,680,000	1,774,683
5% 4/1/38	1,000,000	1,046,734
5% 4/1/39	1,000,000	1,042,417
5% 4/1/40	1,110,000	1,152,763
5% 4/1/41	750,000	776,636
Ohio State Univ. Gen. Receipts Series 2023 C, 5.25% 12/1/46	10,000,000	10,704,219
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,707,035
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	5,730,000	6,070,664
Series A, 5% 2/15/46	7,500,000	7,742,576
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,146,317
Series 2021, 4% 12/1/31	710,000	654,797
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	1,864,479
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,102,007
5% 2/15/30	3,860,000	3,889,166
5% 2/15/32	2,550,000	2,557,673
5% 2/15/33	2,460,000	2,462,053
5% 2/15/34	4,450,000	4,456,891
Univ. of Cincinnati Gen. Receipts:
Series 2016 A:
5% 6/1/32	745,000	763,962
5% 6/1/34	585,000	598,701
Series 2019 A, 3% 6/1/39	3,000,000	2,307,705
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	615,582
5% 6/1/27	350,000	363,710
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,424,972
5% 12/1/29	825,000	839,518
5% 12/1/31	750,000	763,909
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	194,382
6% 12/1/29	215,000	208,306
6% 12/1/30	230,000	221,698
6% 12/1/31	245,000	234,969
West Carrollton Ohio City Schd Series 2020 A, 3% 12/1/44	2,150,000	1,490,029
Wright State Univ. Gen. Receipts Series 2022 A:
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	496,850
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	533,124
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	564,977
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	593,044
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	634,632
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	249,924
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	267,575
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	280,279
TOTAL OHIO		405,550,590
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	1,455,000	1,396,872
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	963,166
5.625% 7/1/27	190,000	194,971
5.625% 7/1/29	590,000	609,652
5.75% 7/1/31	1,395,000	1,456,828
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,515,000	1,073,268
Series 2019 A2, 4.329% 7/1/40	1,860,000	1,665,934
TOTAL PUERTO RICO		7,360,691
TOTAL MUNICIPAL BONDS (Cost $454,632,645)		414,166,281

Municipal Notes - 5.0%
	Principal Amount (a)	Value ($)
Ohio - 5.0%
East Alabama Health Care Auth. Participating VRDN Series BAML 5036, 4.55% 10/2/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,750,000	1,750,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 4.52% 10/2/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	12,820,000	12,820,000
RIB Floater Trust Various States Participating VRDN Series 2022 D1, 3.38% 10/2/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,555,000	9,555,000

TOTAL MUNICIPAL NOTES (Cost $24,125,000)		24,125,000

Money Market Funds - 8.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (g)(h) (Cost $38,844,988)	38,837,233	38,844,998

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $517,602,633)	477,136,279
NET OTHER ASSETS (LIABILITIES) - 1.9%	9,356,004
NET ASSETS - 100.0%	486,492,283

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,396,872 or 0.3% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	-	73,085,998	34,241,000	392,304	-	-	38,844,998	1.7%
Total	-	73,085,998	34,241,000	392,304	-	-	38,844,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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